REVENUE (Details - Timing of revenue recognition) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 3,500,970	$ 0	$ 3,500,970	$ 0
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	3,500,970	0	3,500,970	0
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 138	$ 0	$ 328	$ 0